SHARE CAPITAL AND PREMIUM	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL AND PREMIUM	SHARE CAPITAL AND PREMIUM

	Number of shares
	2023	2022	2021
		Restated (1)	Restated (1)

Issued and fully paid ordinary shares

Ordinary shares issued at the beginning of the year	—	—	—
Issued in terms of the corporate restructuring at a nominal value of $1	419,685,792	—	—
Issued in terms of employee share awards	44,064	—	—
Ordinary shares issued at the end of the year	419,729,856	—	—

(1)Comparative periods have been retrospectively restated. Refer to note 1.3.
Corporate restructuring
See note 1.3.1.